UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Commissions to charterers	$ 1,001,426	$ 282,059
EXPENSES:
Voyage expenses, related party	364,540	0
General and administration expenses, related parties	600,000	0
OTHER INCOME/(EXPENSES):
Interest and finance costs, related party	$ 150,833	$ 151,667